Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
BNY Mellon Active MidCap Fund | Class A
Prospectus:
Trading Symbol	DNLDX
BNY Mellon Active MidCap Fund | Class C
Prospectus:
Trading Symbol	DNLCX
BNY Mellon Active MidCap Fund | Class I
Prospectus:
Trading Symbol	DNLRX
BNY Mellon Active MidCap Fund | Class Y
Prospectus:
Trading Symbol	DNLYX